Account Payables and Accrued Expenses - Principal amounts lease Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Account Payables and Accrued Expenses
Current liabilities	$ 393	$ 291
Non-current liabilities	313	$ 476
Total lease liabilities	$ 706